Components of Income Before Income Taxes and Noncontrolling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Income Taxes [Line Items]
Income before income taxes and non controlling interest	$ 73,299	[1]	$ 58,504	[1]	$ 56,275
Foreign sources
Income Taxes [Line Items]
Income before income taxes and non controlling interest	$ 73,299		$ 58,504		$ 56,275

[1]	(1) Container Ownership segment income (loss) before income tax and noncontrolling interests includes unrealized loss on derivative instruments, net of $6,044, $15,442 and $5,790 for the years ended December 31, 2020, 2019 and 2018, respectively, and write-off of unamortized deferred debt issuance costs and bond discounts of $8,750, $0 and $881 for the years ended December 31, 2020, 2019 and 2018, respectively.